Document and Entity Information	Oct. 19, 2019
Cover [Abstract]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001364099
Document Type	8-K
Document Period End Date	Oct. 19, 2019
Entity Registrant Name	INNOPHOS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33124
Entity Tax Identification Number	20-1380758
Entity Address, Address Line One	259 Prospect Plains Road
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
Local Phone Number	495-2495
City Area Code	609
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 per share
Trading Symbol	IPHS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false